SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
SEGMENTED INFORMATION
Revenues from Mining Operations		$ 8,285,753	$ 6,626,909
Production Costs	[1]	(3,086,080)	(2,933,263)
Exploration and Corporate Development		(219,610)	(215,781)
Impairment loss			(787,000)
Corporate and other:
Amortization of property, plant and mine development		(1,514,076)	(1,491,771)
General and administrative		(207,450)	(208,451)
Finance costs		(126,738)	(130,087)
Gain on derivative financial instruments		(155,819)	68,432
Foreign currency translation loss		(9,383)	328
Care and maintenance		(60,574)	(47,392)
Revaluation gain			1,543,414
Other expenses		(84,468)	(66,269)
Income before income and mining taxes		2,821,555	2,359,069
Asset
Total assets		29,987,018	28,684,949
Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		8,285,753	6,626,909
Production Costs		(3,086,080)	(2,933,263)
Exploration and Corporate Development		(219,610)	(215,781)
Impairment loss			(787,000)
Total segments income		4,980,063	2,690,865
Corporate and others
Corporate and other:
Amortization of property, plant and mine development		(1,514,076)	(1,491,771)
General and administrative		(207,450)	(208,451)
Finance costs		(126,738)	(130,087)
Gain on derivative financial instruments		(155,819)	68,432
Foreign currency translation loss		(9,383)	328
Care and maintenance		(60,574)	(47,392)
Revaluation gain			1,543,414
Other expenses		(84,468)	(66,269)
Income before income and mining taxes		2,821,555	2,359,069
Asset
Total assets		1,762,882	1,085,547
LaRonde mine | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		588,839	483,065
Production Costs		(239,309)	(218,020)
Total segments income		349,530	265,045
Asset
Total assets		1,064,726	1,031,331
LZ5 | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		181,475	130,711
Production Costs		(80,186)	(81,624)
Total segments income		101,289	49,087
Asset
Total assets		166,484	133,531
Canadian Malartic | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		1,492,313	1,124,480
Production Costs		(532,037)	(465,814)
Total segments income		960,276	658,666
Asset
Total assets		6,833,320	6,898,179
Goldex | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		321,346	272,801
Production Costs		(129,977)	(112,022)
Total segments income		191,369	160,779
Asset
Total assets		457,204	401,573
Meliadine | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		890,243	697,431
Production Costs		(350,280)	(343,650)
Total segments income		539,963	353,781
Asset
Total assets		2,344,399	2,356,234
Meadowbank | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		1,178,132	858,209
Production Costs		(463,464)	(524,008)
Total segments income		714,668	334,201
Asset
Total assets		1,343,936	1,346,911
Kittila | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		523,550	448,719
Production Costs		(227,334)	(205,857)
Total segments income		296,216	242,862
Asset
Total assets		1,559,735	1,685,400
Detour Lake | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		1,582,974	1,262,839
Production Costs		(497,079)	(453,498)
Total segments income		1,085,895	809,341
Asset
Total assets		9,730,258	9,353,435
Macassa | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		670,568	431,827
Production Costs		(201,371)	(155,046)
Impairment loss			(675,000)
Total segments income		469,197	(398,219)
Asset
Total assets		1,774,106	1,638,864
Fosterville | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		545,152	552,468
Production Costs		(147,045)	(131,298)
Total segments income		398,107	421,170
Asset
Total assets		1,044,241	976,221
Pinos Altos | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		245,997	212,876
Production Costs		(168,231)	(145,936)
Impairment loss			(112,000)
Total segments income		77,766	(45,060)
Asset
Total assets		392,480	410,653
La India | Operating segment
SEGMENTED INFORMATION
Revenues from Mining Operations		65,164	151,483
Production Costs		(49,767)	(96,490)
Total segments income		15,397	54,993
Asset
Total assets		94,806	113,736
Exploration | Operating segment
SEGMENTED INFORMATION
Exploration and Corporate Development		(219,610)	(215,781)
Total segments income		(219,610)	(215,781)
Asset
Total assets		$ 1,418,441	$ 1,253,334

[1]	Exclusive of amortization, which is shown separately.